Form N-CSR Cover	12 Months Ended
Jul. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	We are filing an amendment to Form N‑CSR for the following funds, originally filed on October 4, 2024. 1. Nuveen Core Plus Bond Fund ETF 2. Nuveen Enhanced Yield U.S. Aggregate Bond ETF 3. Nuveen ESG 1‑5 Year U.S. Aggregate Bond ETF 4. Nuveen ESG High Yield Corporate Bond ETF 5. Nuveen ESG U.S. Aggregate Bond ETF 6. Nuveen Global Net Zero Transition ETF 7. Nuveen Preferred and Income ETF 8. Nuveen Sustainable Core ETF 9. Nuveen Ultra Short Income ETF We have amended the original filing because the voting results of matters submitted to fund shareholders for approval at a special meeting held on November 20, 2023 were omitted from Item 9. These results have been included in the amended filing. No other amendments to the original filing have been made.
Registrant Name	Nushares ETF Trust
Entity Central Index Key	0001635073
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024